PROPERTY AND EQUIPMENT	12 Months Ended
Jan. 03, 2021
PROPERTY AND EQUIPMENT
NOTE 2 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at end of the respective fiscal years:

	03/01/2021	29/12/2019
Land	$485,239	$555,885
Equipment	2,497,576	2,390,545
Buildings	1,306,896	1,363,642

Total property and equipment	4,289,711	4,310,072
Accumulated depreciation	(2,398,503)	(2,210,816)
Less - property held for sale	(258,751)	(449,244)
Net property and equipment	$1,632,457	$1,650,012

Depreciation expense for the fiscal years 2020 and 2019 was $187,687 and $211,087, respectively.